Basis of preparation - Additional Information (Details)	Dec. 31, 2020
Lebanon
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years	100.00%
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years	100.00%